Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 24, 2016
Document Effective Date	Mar. 28, 2016
Prospectus Date	Mar. 28, 2016
Hodges Blue Chip Equity Income Fund | Retail Class
Prospectus:
Trading Symbol	HDPBX